MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 565,231	$ 690,806	$ 643,892
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	271,647	342,293	305,353
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	75,462	93,377	84,467
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	3,285	4,481	4,702
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	106,223	116,284	118,714
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	25,959	34,607	30,390
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	59,908	63,320	60,836
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 22,747	$ 36,444	$ 39,430